WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

May 28, 2021

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”) File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above-referenced Registrant’s BioRevolution Fund does not differ from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 789 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on May 26, 2021 (Accession No. 0001214659-21-005974).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc: W. John McGuire, Esq.